UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-23118

NorthStar Corporate Income Master Fund

(Exact name of registrant as specified in charter)

399 Park Avenue, 18th Floor
New York, NY	10022
(Address of principal executive offices)	(Zip code)

Daniel R. Gilbert

Chief Executive Officer and President

NorthStar Corporate Income Master Fund

399 Park Avenue, 18th Floor

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 547-2600

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments.

The unaudited consolidated schedule of investments of NorthStar Corporate Income Master Fund and Subsidiary (collectively, the “Fund”), a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, as of September 30, 2016 is set forth below:

NorthStar Corporate Income Master Fund and Subsidiary

Unaudited Consolidated Schedule of Investments

As of September 30, 2016

Portfolio Company(a)	Footnotes	Industry(b)	Rate(c)	Floor(d)	Stated Maturity	Principal Amount	Amortized Cost(e)	Fair Value(f)
Senior Secured Loans - First Lien — 44.3%
Aspect Software, Inc.	(g)	Software	L + 975	1.00%	5/25/20	$39,750	$39,458	$38,988
CBAC Borrower, LLC	(g)	Entertainment	L + 700	1.25%	7/2/20	99,499	96,605	98,131
Cunningham Lindsey U.S. Inc.	(g)	Insurance	L + 375	1.25%	12/10/19	77,091	63,970	65,238
David's Bridal, Inc.	(g)	Retail	L + 375	1.25%	10/11/19	77,500	71,405	73,093
KIK Custom Products, Inc.	(h)	Household Products/Wares	L + 500	1.00%	8/26/22	77,804	76,370	77,998
Laureate Education, Inc.	(i)	Commercial Services			3/17/21	101,953	99,805	101,609
Opal Acquisition, Inc.	(g)	Healthcare-Services	L + 400	1.00%	11/27/20	77,465	70,615	72,672
Pinnacle Holdco S.a.r.l	(g)	Oil & Gas Services	L + 350	1.25%	7/30/19	77,099	59,150	61,551
St. Georges University	(g)	Commercial Services	L + 525	1.00%	6/2/22	77,500	76,371	78,033
Syncreon Global Finance (US) Inc.	(h)	Transportation	L + 425	1.00%	10/28/20	77,104	68,678	69,522
Total Senior Secured Loans - First Lien							722,427	736,835
Senior Secured Loans - Second Lien — 32.2%
Asurion LLC	(g)	Insurance	L + 750	1.00%	3/3/21	50,000	48,974	49,854
Camp International Holding Company	(i)	Aerospace/Defense			8/12/24	40,000	39,800	40,000
CTI Foods Holding Co., LLC	(g)	Food	L + 725	1.00%	6/28/21	77,500	69,675	68,975
DTZ U.S. Borrower, LLC	(g)	Real Estate	L + 825	1.00%	11/4/22	77,500	78,267	78,146
Greenway Medical Technologies, Inc.	(g)	Software	L + 825	1.00%	11/4/21	77,500	70,150	71,494
Redtop Acquisitions Limited	(g)	Commercial Services	L + 725	1.00%	6/3/21	74,808	74,262	74,060
Renaissance Learning, Inc.	(i)	Software			4/11/22	77,500	72,850	75,821
USAGM HoldCo LLC	(j)	Commercial Services	L + 850	1.00%	7/28/23	77,500	72,876	76,789
Total Senior Secured Loans - Second Lien							526,854	535,139
Unsecured Debt — 19.6%
Greatbatch Ltd.	(k)	Healthcare-Products	9.13%		11/1/23	78,000	79,048	76,342
Lonestar Intermediate Super Holdings, LLC	(i)	Insurance			8/31/21	50,000	49,500	49,781
Ltf Merger Sub Inc.		Leisure Time	8.50%		6/15/23	60,000	60,000	61,875
Monitronics International Inc.		Commercial Services	9.13%		4/1/20	78,000	65,858	73,320
Tru Taj Finance Inc.	(k)	Retail	12.00%		8/15/21	65,000	62,400	65,488
Total Unsecured Debt							316,806	326,806
TOTAL INVESTMENTS—96.1%							$1,566,087	$1,598,780
OTHER ASSETS AND LIABILITIES- NET —3.9%								64,391
NET ASSETS—100.0%								$1,663,171
Shares Outstanding								222,222
Net Asset Value per Common Share at End of Period								$7.48

NorthStar Corporate Income Master Fund and Subsidiary

Unaudited Consolidated Schedule of Investments (Continued)

As of September 30, 2016

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)	Industry classification information is based on the Global Industry Classification Standard (“GICS”).
(c)	Certain variable rate securities in the Fund’s portfolio bear interest at a rate determined by a publicly disclosed base rate, such as the London Interbank Offered Rate (“L” or "LIBOR"), plus a basis point spread.
(d)	Represents a minimum interest rate for respective base interest rate index when determining the total interest rate.
(e)	Amortized cost represents the acquisition cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.
(f)	Fair value is determined by the valuation committee of the Fund, and approved by the Fund's board of trustees. For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s notes to consolidated financial statements.
(g)	The interest rate on these loans is subject to a base rate plus three-month LIBOR. As the interest rate is subject to a minimum LIBOR floor which was greater than the three-month LIBOR rate of 0.85% at September 30, 2016, the prevailing rate in effect as of September 30, 2016 was the base rate plus the LIBOR floor.
(h)	The interest rate on these loans is subject to a base rate plus one-month LIBOR. As the interest rate is subject to a minimum LIBOR floor which was greater than the one-month LIBOR rate of 0.53% at September 30, 2016, the prevailing rate in effect as of September 30, 2016 was the base rate plus the LIBOR floor.
(i)	Position or portion thereof unsettled as of September 30, 2016.
(j)	The interest rate on these loans is subject to a base rate plus two-month LIBOR. As the interest rate is subject to a minimum LIBOR floor which was greater than the two-month LIBOR rate of 0.65% at September 30, 2016, the prevailing rate in effect as of September 30, 2016 was the base rate plus the LIBOR floor.
(k)	Represents a security sold under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s unaudited consolidated financial statements contained in its semi-annual report for the period from February 25, 2016 (commencement of operations) through June 30, 2016.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of September 30, 2016:

	September 30, 2016
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Senior Secured Loans - First Lien	$722,427	$736,835	46%
Senior Secured Loans - Second Lien	526,854	535,139	34%
Unsecured Debt	316,806	326,806	20%
	$1,566,087	$1,598,780	100%

(1) Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

As of September 30, 2016, the Fund did not “control” and was not an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act. In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned 25% or more of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

NorthStar Corporate Income Master Fund and Subsidiary

Unaudited Consolidated Schedule of Investments (Continued)

As of September 30, 2016

The Fund’s investment portfolio may contain loans that are in the form of lines of credit or revolving credit facilities, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying loan agreements. As of September 30, 2016, the Fund had no unfunded loan investments.

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of September 30, 2016:

	September 30, 2016
Industry Classification	Fair Value	Percentage of Portfolio
Aerospace/Defense	$40,000	3%
Commercial Services	403,811	25%
Entertainment	98,131	6%
Food	68,975	4%
Healthcare-Products	76,342	5%
Healthcare-Services	72,672	4%
Household Products/Wares	77,998	5%
Insurance	164,873	10%
Leisure Time	61,875	4%
Oil & Gas Services	61,551	4%
Real Estate	78,146	5%
Retail	138,581	9%
Software	186,303	12%
Transportation	69,522	4%
	$1,598,780	100%

The table below describes the geographic concentration of the Fund’s investment portfolio and enumerates the percentage, by fair value, of the total portfolio assets in such geographic locations as of September 30, 2016:

	September 30, 2016
Geographic Location(1)	Fair Value	Percentage of Portfolio
United States	$1,463,169	91%
Jersey	74,060	5%
Luxembourg	61,551	4%
	$1,598,780	100%

(1)	Geographic location based on the portfolio company's headquarters or principal place of business.

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

NorthStar Corporate Income Master Fund and Subsidiary

Unaudited Consolidated Schedule of Investments (Continued)

As of September 30, 2016

Level 1 −	observable inputs such as quoted prices in active markets;

Level 2 −	includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities where there is little or no activity in the market; and

Level 3 −	unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of September 30, 2016, the Fund’s investments were categorized as follows in the fair value hierarchy:

Valuation Inputs	September 30, 2016
Level 1 - Price quotations in active markets	$—
Level 2 - Significant other observable inputs	1,070,177
Level 3 - Significant unobservable inputs	528,603
$1,598,780

The following is a reconciliation for the period from February 25, 2016 (commencement of operations) to September 30, 2016 of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Senior Secured - First Lien	Senior Secured - Second Lien	Total
Fair Value at beginning of period	$—	$—	$—
Purchases	306,711	287,372	594,083
Accretion of discount (amortization of premium)	1,295	340	1,635
Paid-in-kind interest	—	—	—
Sales and redemptions	(490)	(75,175)	(75,665)
Net realized gain (loss)	45	1,550	1,595
Net change in unrealized appreciation (depreciation)	6,513	442	6,955
Net transfers in or out of Level 3	—	—	—
Balance as of September 30, 2016	$314,074	$214,529	$528,603

The amount of total gains (losses) for the period included in changes in net assets attributable to the change in unrealized gains (losses) relating to investments still held at the reporting date	$6,513	442	$6,955

As of September 30, 2016, gross unrealized appreciation on a tax basis was $36,892 and gross unrealized depreciation on a tax basis was $4,199. The aggregate cost of the Fund’s investments for U.S. federal income tax purposes totaled $1,566,087 as of September 30, 2016. Aggregate net unrealized appreciation (depreciation) on a tax basis was $32,693 as of September 30, 2016.

Item 2. Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days prior to the filing date of this Form N-Q (the “Report”), the Chief Executive Officer (its principal executive officer) and Chief Financial Officer (its principal financial officer) have concluded that the disclosure controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHSTAR CORPORATE INCOME MASTER FUND

By:	/s/ Daniel R. Gilbert
Daniel R. Gilbert
Chief Executive Officer and President
Date: November 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel R. Gilbert
Daniel R. Gilbert
Chief Executive Officer and President
Date: November 15, 2016

By:	/s/ Frank V. Saracino
Frank V. Saracino
Chief Financial Officer and Treasurer
Date: November 15, 2016